Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 431	€ 327	€ 349
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	165	46	44
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	242	211	346
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	20	16	20
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 3	€ 54	€ (60)